Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Statement of Income Captions [Line Items]
Revenue	$ 257,169
Cost of Revenue	150,000
Gross profit	107,169
Selling expenses	125,000
General and administrative expenses	1,128,970	1,594,856	330,734
Financial expenses (income)	(1,452)	(11,094)
Research and development expenses	8,671,107
Income (Loss) from operation	(9,816,456)	(1,583,762)	(330,734)
Other income (loss)	(114,097)
Share of income (loss) of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(14,399,862)	2,371,720	4,598,276
Income (loss) before income tax expenses	(24,330,415)	787,958	4,267,542
Income tax expenses
Net income (loss)	(24,330,415)	787,958	4,267,542
Other Comprehensive income (loss)
Foreign currency translation income (loss)	(1,713,891)	(873,803)	1,335,757
Total comprehensive income (loss)	$ (26,044,306)	$ (85,845)	$ 5,603,299